Average Annual Total Returns - Harris Oakmark International Portfolio	Apr. 30, 2021
MSCI EAFE Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	7.82%
5 Years	7.45%
10 Years	5.51%
Class A
Average Annual Return:
1 Year	5.37%
5 Years	7.30%
10 Years	6.48%
Class B
Average Annual Return:
1 Year	5.12%
5 Years	7.02%
10 Years	6.21%
Class E
Average Annual Return:
1 Year	5.24%
5 Years	7.13%
10 Years	6.32%